Provisions - Payment protection insurance (Details) policy in Millions, complaint in Millions, $ in Millions	12 Months Ended			78 Months Ended	216 Months Ended
	Dec. 31, 2017 USD ($) complaint policy	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) complaint policy	Dec. 31, 2017 USD ($) complaint policy
Disclosure of other provisions [line items]
Other provisions	$ 4,011	$ 4,773	$ 5,552	$ 4,011	$ 4,011
Additions	2,220	2,784
Amounts utilised	1,882	2,798
Net insurance premium income	9,779	9,951	$ 10,355
Insurance Provision [Member]
Disclosure of other provisions [line items]
Other provisions	1,174	$ 919		1,174	$ 1,174
Additions				5,100
Amounts utilised				$ 3,900
Increase in provisions	$ 637
Liability calculation, annual basis spread on simple interest rate	8.00%
Payment Protection Insurance
Disclosure of other provisions [line items]
Number of policies sold | policy					5.4
Net insurance premium income					$ 3,300
Gross written premiums					$ 4,400
Number of complaints expected to be received | complaint	2.2			2.2	2.2
Complaints expected to be received as a percent of policies sold	41.00%			41.00%	41.00%
Number of policies expected to make contact | policy	2.6			2.6	2.6
Policies expected to make contact, as a percent of principal	48.00%			48.00%	48.00%